Document And Entity Information	Apr. 24, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2023
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Central Index Key	0001834045
Entity Emerging Growth Company	true
Securities Act File Number	001-40016
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	937 Tahoe Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	707
Local Phone Number	346-3640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Class A common stock, $0.00 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.00 par value
Trading Symbol	VWE
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	VWEWW
Security Exchange Name	NASDAQ